DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Jan. 01, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue from contracts with customers
Net sales by major product group were as follows:

	2022	2021

Activewear	$2,762,533	$2,364,740
Hosiery and underwear	477,949	557,830
	$3,240,482	$2,922,570

Net sales were derived from customers located in the following geographic areas:

	2022	2021

United States	$2,846,810	$2,526,552
Canada	122,518	114,800
International	271,154	281,218
	$3,240,482	$2,922,570